Nature and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Nature and description of Business

Note 1 — Nature and Description of Business

Description of Business

Sysorex, Inc., through its wholly owned subsidiary, Sysorex Government Services, Inc., (“SGS”), (unless otherwise stated or the context otherwise requires, the terms “SGS” “we,” “us,” “our” and the “Company” refer collectively to Sysorex, Inc. and SGS), provides information technology solutions primarily to the public sector. These solutions include cybersecurity, professional services, engineering support, IT consulting, enterprise level technology, networking, wireless, help desk, and custom IT solutions. The Company is headquartered in Virginia.

In addition to SGS, the Company has another wholly owned subsidiary, TTM Digital Assets & Technologies, Inc. (“TTM Digital”). TTM Digital is a digital asset technology and mining company that owns and operates specialized cryptocurrency mining processors and was previously focused on the Ethereum blockchain ecosystem. As of September 15, 2022, Ethereum switched from a Proof of Work model to Proof of Stake model. TTM Digital is currently exploring alternative uses and sales opportunities for its Graphics Processing Unit (GPU) assets and datacenter located in Lockport, NY. As discussed in the Heads of Terms agreement below, the Company had been in discussion with a third party to sell its mining assets and certain associated real property (“Assets”).

Increase in Authorized Shares

On September 22, 2022, the Company’s stockholders voted to approve an amendment to the Articles of Incorporation to increase the total number of authorized shares of the Company’s capital stock from 510,000,000 shares, par value $0.00001 per share, to 3,010,000,000 shares, of which 3,000,000,000 shares will be designated as common stock and 10,000,000 shares will be designated as preferred stock.

In addition, the Company’s stockholders also voted to approve an amendment to the Articles of Incorporation to effect a reverse stock split of the Company’s outstanding shares of common stock, par value $0.00001 per share, at a ratio of no less than 1-for-500 and no more than 1-for-1,000, with such ratio to be determined at the sole discretion of the Board of Directors, with any fractional shares being rounded up to the next higher whole share.

Heads of Terms Agreement

On March 24, 2022, the Company executed Heads of Terms (“Heads of Terms”) with Ostendo Technologies, Inc. (“Ostendo”) which included certain binding and non-binding provisions. Pursuant to the Heads of Terms, the Company and Ostendo agreed to certain terms related to the Company’s sale of its Ethereum mining assets and certain associated real property (“Assets”) to Ostendo for Ostendo preferred stock. The parties agreed that the Assets to be sold would not include the Company’s Ether funds generated prior to and held at Closing. The definitive terms of the sale of Assets were to be set forth in definitive transaction agreements to be executed by the parties. Additionally, pursuant to the Heads of Terms, the Company has agreed to make a non-refundable deposit of $1,600,000 (“Deposit”) to be credited toward the purchase of an additional 166,667 shares of Ostendo’s preferred stock.

Subsequent to September 30, 2022, the Company has in good faith worked with Ostendo to ensure all closing terms and closing conditions were mutually agreed upon, however, the parties have not entered into definitive transaction agreements and accordingly, it was determined in November of 2022 that the transaction will not proceed. In November 2022, the Company requested that Ostendo issue, pursuant to the Heads of Terms, shares equal to the initial deposit made by the Company of $1,600,000.

Note 1 — Nature and description of Business

Description of Business

Sysorex, Inc. is a technology company focused on Ethereum mining and the Ethereum blockchain and information technology solutions primarily in the public sector segments including federal, state and local governments. The Company has two wholly owned subsidiaries: TTM Digital Assets & Technologies, Inc. (“TTM Digital”) and Sysorex Government Services, Inc. (“SGS”). Following the Company’s Merger with TTM Digital in April 2021, the Company shifted its business focus to the mining of Ethereum and opportunities related to the Ethereum blockchain. In addition to the mining of Ethereum, the Company continues to operate its wholly owned subsidiary, SGS, a business that provides information technology products, solutions, and services to federal, state, and local government, including system integrators. SGS provides these services to enable its customers to manage, protect, and monetize their enterprise assets whether on-premises, in the cloud, or via mobile technology. The Company is headquartered in Virginia.

TTM Digital was originally formed as a Delaware limited liability company on June 28, 2017, under the name of TTM Ventures LLC. Thereafter, on March 30, 2021, it filed a certificate of conversion to a non-Delaware entity with the Secretary of State of the State of Delaware together with Articles of Conversion and Articles of Incorporation with the Nevada Secretary of State filed on the same date. As a result, of such conversion, TTM Digital has become a Nevada corporation under the name of “TTM Digital Assets & Technologies, Inc

Note 1A — Restatement of Previously Issued Financial Statements

Background

Subsequent to the filing of the Original Form 10-K, on May 17, 2022, the Company’s management determined that its prior conclusion that the “conversion feature” of the Company’s 12.5% senior secured convertible debentures (the “Debentures”) qualified for equity classification and, therefore, qualified for the application of the guidance in the Financial Accounting Standards Board’s (the “FASB”) Accounting Standards Update (ASU) 2020-06 was incorrect. Management has determined that the conversion feature was a liability classified derivative under the FASB’s Accounting Standards Codification (ASC) 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity from the inception requiring recognition at fair value for each reporting period.

The Company’s management and in agreement with the audit committee have determined that the previously issued financial statements for the year ended December 31, 2021, and the unaudited interim financial information for the three and nine month period ended September 30, 2021 “the Affected period should no longer be relied upon due to this error and require restatement. The correction of this error is included in the accompanying Consolidated Financial Statements in this Amended 10-K, the financial effect of this error from previously reported information for the year ended December 31, 2021, has resulted in an increase in net loss of $8.4 million, primarily as a result of a $6.3 million in fair value expense on the derivative conversion liability, interest expense increase of $0.9 million and an increase in the loss contingency on debt default of $1.2 million.

The amendment also includes restated unaudited financial information as of September 30, 2021, and for the three and nine months ended. See Note 20.

Restatement Adjustment

The table below presents the impact of the restatement adjustments on the Company’s previously reported consolidated balance sheet as of December 31, 2021 (in thousands):

	December 31, 2021
	As Previously Reported	Adjustments	As Restated
Conversion Feature derivative liability	$-	$8,355	$8,355
Total current liabilities	29,526	8,355	37,881
Accumulated deficit	(40,910)	(8,355)	(49,265)
Total stockholders’ deficit	(4,753)	(8,355)	(13,108)

The table below presents the impact of the restatement adjustments on the Company’s previously reported consolidated statements of operations for the year ended December 31, 2021 (in thousands):

	Year ended December 31, 2021
	As Previously Reported	Adjustments	As Restated
Other Income (Expense)
Loss contingency on debt default	$(6,594)	$(1,227)	$(7,821)
Revaluation of conversion feature derivative liability	-	(6,278)	(6,278)
Interest Expense	(2,991)	(850)	(3,841)
Net Loss – continuing operations	(46,011)	(8,355)	(54,366)
Net Loss per share - basic and diluted - continuing operations	$(0.33)	(0.06)	(0.39)
Weighted Average Shares Outstanding - basic and diluted	139,061,084	-	139,061,084

The table below presents the impact of the restatement adjustments on the Company’s previously reported consolidated statement of cash flows for the year ended December 31, 2021 (in thousands):

	Year ended December 31, 2021
	As Previously Reported	Adjustments	As Restated
Net loss from continuing operations	$(46,011)	$(8,355)	$(54,366)
Changes in adjustment to reconcile net loss to net cash used in operating activities
Loss contingency on debt default	6,594	1,227	7,821
Change in fair value of derivative liability	-	6,278	6,278
Amortization of debt discount and debt issuance costs	1,323	850	2,173
Net cash used in operating activities	$(8,473)	-	(8,473)